NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 aircraft	Dec. 31, 2024 aircraft	Dec. 31, 2023 USD ($) aircraft engine	Dec. 31, 2022 USD ($) engine aircraft	Dec. 31, 2021 aircraft	Dec. 31, 2020 aircraft
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft sold	1		1	3	5
Boeing 767
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft sold	1
Adjustments related to aircraft transactions | $			$ 3
Airbus A319
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft transferred to held for sale	2
Number of aircraft sold	2	26
Adjustments related to aircraft transactions | $			$ 39	$ 345
Airbus 320
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft transferred to held for sale		6
Number of aircraft sold		6	2
Number of engines transferred | engine			8	8
Adjustments related to aircraft transactions | $			$ 9	$ 25
Non-current assets or disposal groups classified as held for sale
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft transferred to held for sale	13	9
Non-current assets or disposal groups classified as held for sale | Boeing 767
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft transferred to held for sale			1			11
Non-current assets or disposal groups classified as held for sale | Airbus A319
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft transferred to held for sale				28
Non-current assets or disposal groups classified as held for sale | Airbus 320
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft transferred to held for sale		6		6